Restricted Net Assets	12 Months Ended
Dec. 31, 2012
Restricted Net Assets
Restricted Net Assets

21.       Restricted Net Assets

Relevant PRC laws and regulations permit payments of dividends by the Company’s subsidiaries, VIEs and VIE’s subsidiary in China only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Company’s subsidiaries, VIEs and VIE subsidiary in China are required to make certain appropriation of net after-tax profits or increase in net assets to the statutory surplus fund (see Note 3(s)) prior to payment of any dividends. As a result of these and other restrictions under PRC laws and regulations, the Company’s subsidiaries, VIEs and VIE’s subsidiary in China are restricted in their ability to transfer their net assets to the Company in terms of cash dividends, loans or advances, which restricted portion amounted to approximately RMB27,890 and RMB30,364 as of December 31, 2011 and 2012, respectively. As of December 31, 2011 and 2012, the retained earnings balance of the Group’s PRC entities after appropriation to statutory reserves, as determined under PRC GAAP, was RMB64,519 and RMB140,527, respectively. Even though the Company currently does not require any such dividends, loans or advances from the PRC subsidiaries or VIEs for working capital and other funding purposes, the Company may in the future require additional cash resources from the Company’s subsidiaries, VIEs and VIE’s subsidiary in China due to changes in business conditions, to fund future acquisitions and development, or merely to declare and pay dividends to make distributions to shareholders. Except for the above, there is no other restriction on use of proceeds generated by the Company’s subsidiaries, VIEs and VIE’s subsidiary to satisfy any obligations of the Company.

The Company performed a test on the restricted net assets of consolidated subsidiaries, VIEs and VIE’s subsidiary (the “restricted net assets”) in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e)(3), “General Notes to the Financial Statements” and concluded that the restricted net assets did not exceed 25% of the consolidated net assets of the Company as of December 31, 2012.